Transactions with related parties - DSI (Details)									6 Months Ended	9 Months Ended
	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 29, 2021 USD ($) subsidiary $ / shares shares	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 29, 2021 USD ($) item $ / shares shares	Nov. 29, 2021 USD ($) Vote $ / shares shares	Nov. 08, 2021 subsidiary	Nov. 08, 2021	Nov. 08, 2021 item	Jun. 30, 2022 USD ($) D shares	Dec. 31, 2021 USD ($) D shares
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued | shares									510,000	510,000
Due from a related party (Note 3(c))									$ 70,000	$ 70,000
Series B Preferred Stock
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued | shares	500,000	500,000	500,000	500,000	500,000					500,000
Number of votes | Vote					2,000
Percentage of the total number of votes			34.00%
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security			49.00%
Preferred stock Series C
Related Party Transaction [Line Items]
Preferred Stock, Shares Issued | shares	10,000	10,000	10,000	10,000	10,000				10,000	10,000
Cumulative preferred dividend rate			8.00%
Conversion price | $ / shares	$ 6.50	$ 6.50	$ 6.50	$ 6.50	$ 6.50
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of vessel-owning subsidiaries contributed		3	3
Working capital contributed	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Percentage of the total number of votes			34.00%
Cumulative preferred dividend rate			8.00%
Conversion price | $ / shares	$ 6.50	$ 6.50	$ 6.50	$ 6.50	$ 6.50
Trading day trailing VWAP of common shares	10
Right of first refusal over number of drybulk carriers							6	6
Aggregate fair value of vessels	$ 46,040,000	$ 46,040,000	$ 46,040,000	$ 46,040,000	$ 46,040,000
Number Of Vessels Contributed to the Entity		3		3
Economic interest of preferred share	0	$ 0	0	$ 0	0
Preferred share recorded at par	5,000	5,000	5,000	5,000	5,000
Due from a related party (Note 3(c))	$ 70,000	$ 70,000	$ 70,000	$ 70,000	$ 70,000				$ 70,000	$ 70,000
Diana Shipping Inc | Minimum
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase						1	1
Diana Shipping Inc | Maximum [Member]
Related Party Transaction [Line Items]
Number of vessels the entity has the right, but not the obligation, to purchase						6	6
Diana Shipping Inc | Common stock
Related Party Transaction [Line Items]
Share exchange ratio	10	10	10	10	10
Number of issued and outstanding common shares distributed | shares	8,820,240	8,820,240	8,820,240	8,820,240	8,820,240
Diana Shipping Inc | Series B Preferred Stock
Related Party Transaction [Line Items]
Number of issued and outstanding common shares distributed | shares	0	0	0	0	0
Preferred Stock, Shares Issued | shares	500,000	500,000	500,000	500,000	500,000
Number of votes | Vote					2,000
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security			49.00%
Diana Shipping Inc | Preferred stock Series C
Related Party Transaction [Line Items]
Number of issued and outstanding common shares distributed | shares	10,000	10,000	10,000	10,000	10,000
Preferred Stock, Shares Issued | shares	10,000	10,000	10,000	10,000	10,000
Trading day trailing VWAP of common shares | D									10	10
Preferred share recorded at stated value	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Preferred share recorded at fair value	$ 7,570,000	$ 7,570,000	$ 7,570,000	$ 7,570,000	$ 7,570,000